Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies
Basis of preparation

Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board, IFRIC interpretations and the Companies Act 2006 as applicable to companies reporting under IFRS. These accounts have been prepared under the historical cost convention.

Going Concern

Going Concern

The Group incurred losses during the year and has net liabilities at the year end.

The Group is in the early stages of developing its business focusing on the discovery and development of novel molecules that treat human disease in oncology and immunology. The directors expect the company to incur further losses and to require significant capital expenditure in continuing to develop clinical stage development therapeutic candidates in both oncology and immunology. The Group has successfully funded clinical trials to date and is in the process of securing additional investment for purposes of continuing to fund their clinical trials moving forward.

The directors have prepared cash flow projections that include the costs associated with the continued clinical trials and additional investment to fund that operation. On the basis of those projections, the directors conclude that the company will be able to meet its liabilities as they fall due for the foreseeable future, and therefore that it is appropriate to prepare the financial statements under the going concern basis of preparation.

However, until and unless the company secures sufficient investment to fund their clinical trials, there is a material uncertainty about the company’s ability to continue as a going concern, and therefore about the applicability of the going concern basis of preparation. The financial statements do not include the adjustments that would be required if the going concern basis of preparation was considered inappropriate.

Basis of consolidation

Basis of consolidation

Subsidiary undertakings are all entities over which the Group exercises control. The Group has control when it can demonstrate all of the following: (a) power over the investee; (b) exposure, or rights, to variable returns from its involvement with the investee; and (c) the ability to use its power over the investee to affect the amount of the investor’s return.

The existence and effect of both current voting rights and potential voting rights that are currently exercisable or convertible are considered when assessing whether control of an entity is exercised. Subsidiaries are consolidated from the date at which the Group obtains control and are de-consolidated from the date at which control ceases.

Business combination

Business combination

The consolidated position of the Group is as a result of the reverse acquisition of Alexander David Investments plc by Tiziana Pharma Ltd and the subsequent listing of the Company as Tiziana Life Sciences Plc on 24 April 2014. Tiziana Pharma Limited was incorporated on 4 November 2013 and prepared its first set of financial statements to 31 December 2014. Therefore, the parent and subsidiary had the same reporting date but Tiziana Pharma Limited had a long period of account. No adjustment was made in the consolidated financial statements for the difference in length of reporting period because the only transaction in Tiziana Pharma Limited at 31 December 2013 was the issue of ordinary share capital of £1.

Segment reporting

Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the Board. The Board allocates resources to and assess the performance of the segments. The Board considers there to be only one operating segment being the research and development of biotechnological and pharmaceutical products.

Taxation

Taxation

The tax expense for a period represents the total of current taxation and deferred taxation. The charges in respect of current taxation are based on the estimated taxable profit for the relevant year. Taxable profit for the year is based on the profit as shown in the income statement, as adjusted for items of income or expenditure which are not deductible or chargeable for tax purposes. The current tax liability for the year is calculated using tax rates which have either been enacted or substantively enacted at the relevant balance sheet date.

Foreign currency translation

Foreign currency translation

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in US dollars, which is the Group’s presentation currency.

Foreign currency transactions are translated into the functional currency using exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of foreign currency transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the income statement.

The financial statements of overseas subsidiary undertakings are translated into US dollars on the following basis:

●	Assets and liabilities at the rate of exchange ruling at the year-end date.

●	Profit and loss account items at the average rate of exchange for the year.

Exchange differences arising from the translation of the net investment in foreign entities, borrowings and other currency instruments designated as hedges of such investments, are taken to equity (and recognized in the statement of comprehensive income) on consolidation.

License fees

License fees

Payments related to the acquisition of rights to a product or technology are capitalized as intangible assets if it is probable that future economic benefits from the asset will flow to the entity and the cost of the asset can be reliably measured.

Payments made which provide the right to perform research are carefully evaluated to determine whether such payments are to fund research or acquire an asset. Where fees related to research and development projects are recognized as an expense in the income statement, due to the uncertainty in the length of time that the Group will hold them the expense is recognized fully at the point of recognition.

Research and development

Research and development

All on-going research and development expenditure is currently expensed in the period in which it is incurred. Due to the regulatory environment inherent in the development of the Group’s products, the criteria for development costs to be recognized as an asset, as set out in IAS 38 ‘Intangible Assets’, are not met until a product has been granted regulatory approval and it is probable that future economic benefit will flow to the Group. The Group currently has no qualifying expenditure.

Financial instruments

Financial instruments

Financial assets

The Group classifies a financial instrument, or its component parts, as a financial liability, a financial asset or an equity instrument in accordance with the substance of the contractual arrangement and the definitions of a financial liability, a financial asset and an equity instrument.

The Group evaluates the terms of the financial instrument to determine whether it contains an asset, a liability or an equity component. Such components shall be classified separately as financial assets, financial liabilities or equity instruments.

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

(a)	Financial assets, initial recognition and measurement and subsequent measurement

All financial assets not recorded at fair value through profit or loss, such as receivables and deposits, are recognized initially at fair value plus transaction costs. Financial assets carried at fair value through profit or loss are initially recognized at fair value, and transaction costs are expensed in the income statement. The measurement of financial assets depends on their classification. Financial assets such as receivables and deposits are subsequently measured at amortized cost using the effective interest method, less loss allowance. The Group does not hold any financial assets at fair value through profit or loss or fair value through other comprehensive income.

(b)	Financial liabilities, initial recognition and measurement and subsequent measurement

Financial liabilities are classified as measured at amortized cost or FVTPL.

A financial liability is classified as at FVTPL if it is a derivative. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. Any gain or loss on derecognition is also recognized in profit or loss.

The Group’s financial liabilities include trade and other payables.

Share capital	Share capital Ordinary shares of the company are classified as equity.
Property, IT and equipment

Property, IT and equipment

(i)	Recognition and measurement

Items of property, IT and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Costs include expenditures that are directly attributable to the acquisition of the asset. Purchased software that is integral to the functionality of the related equipment is capitalized as part of that equipment.

When parts of an item of property, IT and equipment have different useful lives, they are accounted for as separate items (major components) of property, IT and equipment.

Gains and losses on disposal of an item of property, IT and equipment are determined by comparing the proceeds from disposal with the carrying amount of property, IT and equipment, and are recognized in profit or loss. When revalued assets are sold, the amounts included in the revaluation reserve are transferred to retained earnings.

(ii)	Depreciation

Depreciation is calculated on the depreciable amount, which is the cost of an asset, or other amount substituted for cost, less its residual value.

Depreciation is recognized in profit or loss on a straight-line basis over the estimated useful life of each part of an item of property, IT and equipment. Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the company will obtain ownership by the end of the lease term.

The estimated useful lives for the current period and the comparative period are as follows.

IT and equipment	3 years
Fixtures and fittings	5 years

Depreciation methods, useful lives and residual values are reviewed at each reporting date. Depreciation is allocated to the operating expenses line of the income statement.

Impairment

Impairment

Impairment of financial assets measured at amortised cost

At each reporting date the Group recognises a loss allowance for expected credit losses on financial assets measured at amortised cost.

In establishing the appropriate amount of loss allowance to be recognised, the Group applies either the general approach or the simplified approach, depending on the nature of the underlying group of financial assets.

General approach

The general approach is applied to the impairment assessment of refundable lease deposits and other refundable lease contributions, restricted cash and cash and cash equivalents.

Under the general approach the Group recognises a loss allowance for a financial asset at an amount equal to the 12-month expected credit losses, unless the credit risk on the financial asset has increased significantly since initial recognition, in which case a loss allowance is recognised at an amount equal to the lifetime expected credit losses.

Simplified approach

The simplified approach is applied to the impairment assessment of trade receivables.

Under the simplified approach the Group always recognises a loss allowance for a financial asset at an amount equal to the lifetime expected credit losses.

Non-financial assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

Non-financial assets are impaired when its carrying amount exceed its recoverable amount. The recoverable amount is measured as the higher of fair value less cost of disposal and value in use. The value in use is calculated as being net projected cash flows based on financial forecasts discounted back to present value.

Operating leases

Operating leases

Payments made under operating leases are recognized in profit and loss on a straight-line basis over the term of the lease. Lease incentives received are recognized as an integral part of the total lease expense, over the term of the lease.

Share based payments

Share based payments

The calculation of the fair value of equity-settled share based awards and the resulting charge to the statement of comprehensive income requires assumptions to be made regarding future events and market conditions. These assumptions include the future volatility of the company’s share price. These assumptions are then applied to a recognized valuation model in order to calculate the fair value of the awards.

Where employees, directors or advisers are rewarded using share based payments, the fair value of the employees’, directors’ or advisers’ services are determined by reference to the fair value of the share options / warrants awarded. Their value is appraised at the date of grant and excludes the impact of any nonmarket vesting conditions (for example, profitability and sales growth targets). Warrants issued in association with the issue of Convertible Loan Notes are also considered as share based payments and a share based payment charge is calculated for these too.

In accordance with IFRS 2, a charge is made to the Statement of Comprehensive Income for all share-based payments including share options based upon the fair value of the instrument used. A corresponding credit is made to a Share Based Payment Reserve, in the case of options/warrants awarded to employees, directors, advisers, and other consultants.

If vesting periods or other vesting conditions apply, the expense is allocated over the vesting period, based on the best available estimate of the number of share options / warrants expected to vest. Non market vesting conditions are included in assumptions about the number of options / warrants that are expected to become exercisable.

Estimates are subsequently revised, if there is any indication that the number of share options / warrants expected to vest differs from previous estimates. No adjustment is made to the expense or share issue cost recognized in prior periods if fewer share options ultimately are exercised than originally estimated. Exercise of share options / warrants, the proceeds received are allocated to share capital with any excess being recorded as share premium.

Where share options are cancelled, this is treated as an acceleration of the vesting period of the options. The amount that otherwise would have been recognized for services received over the remainder of the vesting period is recognized immediately within the Statement of Comprehensive Income.

All goods and services received in exchange for the grant of any share based payment are measured at their fair value.

Convertible loan notes

Convertible loan notes

Under IAS 32 the liability and equity components of convertible loan notes must be presented separately on the Statement of Financial Position. The Group has examined the terms of each issue of convertible loan notes and determined their accounting treatment accordingly. Convertible loan notes are treated differently depending upon a number of factors.

Where there is no option to repay as cash and the interest rate is fixed

The Group considers these to be Convertible Equity Instruments and records the principal of the loan note as an equity in a Convertible loan note reserve. The accrued interest on the principal amount, for which there is no obligation to settle in cash, is also recorded in the Convertible loan note reserve. Upon redemption of the instrument and the issue of share capital, the amount is reclassified from the convertible loan note reserve to share capital and share premium.

Where there is no option to repay as cash and the interest rate is variable

The Group considers these to be Convertible Debt Instruments and records the principal of the loan note as a debt liability in the liabilities section of the balance sheet. The accrued interest on the principal amount is recorded in the income statement and as an increase in the debt liability. Upon redemption of the instrument and the issue of share capital, the amount is reclassified from the debt liability to share capital and share premium.